Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Opening Balance	$ 816
Consolidation through obtaining control of subsidiary		$ 1
Amortization for the year	333	394	$ 1,378
Disposals	(190)
Ending Balance	636	816
Technology
Statement [line items]
Opening Balance	0
Consolidation through obtaining control of subsidiary		0
Disposals	0
Ending Balance	0	0
Software
Statement [line items]
Opening Balance	281
Consolidation through obtaining control of subsidiary		1
Disposals	(190)
Ending Balance	220	281
Others.
Statement [line items]
Opening Balance	535
Consolidation through obtaining control of subsidiary		0
Disposals	0
Ending Balance	416	535
Accumulated Amortization
Statement [line items]
Opening Balance	(13,327)	(12,936)
Amortization for the year	333	394
Disposals	(190)
Effect of exchange rate changes	(3)	(3)
Ending Balance	(13,467)	(13,327)	(12,936)
Accumulated Amortization | Technology
Statement [line items]
Opening Balance	(6,889)	(6,889)
Amortization for the year	0	0
Disposals	0
Effect of exchange rate changes	0	0
Ending Balance	(6,889)	(6,889)	(6,889)
Accumulated Amortization | Software
Statement [line items]
Opening Balance	(5,801)	(5,531)
Amortization for the year	214	273
Disposals	(190)
Effect of exchange rate changes	(3)	(3)
Ending Balance	(5,822)	(5,801)	(5,531)
Accumulated Amortization | Others.
Statement [line items]
Opening Balance	(637)	(516)
Amortization for the year	119	121
Disposals	0
Effect of exchange rate changes	0	0
Ending Balance	(756)	(637)	(516)
Gross carrying amount
Statement [line items]
Opening Balance	14,143	14,030
Additions	153	115
Effect of exchange rate changes	(3)	(3)
Ending Balance	14,103	14,143	14,030
Gross carrying amount | Technology
Statement [line items]
Opening Balance	6,889	6,889
Additions	0	0
Effect of exchange rate changes	0	0
Ending Balance	6,889	6,889	6,889
Gross carrying amount | Software
Statement [line items]
Opening Balance	6,082	5,969
Additions	153	115
Effect of exchange rate changes	(3)	(3)
Ending Balance	6,042	6,082	5,969
Gross carrying amount | Others.
Statement [line items]
Opening Balance	1,172	1,172
Additions	0	0
Effect of exchange rate changes	0	0
Ending Balance	$ 1,172	$ 1,172	$ 1,172